SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Emerging Markets Equity Fund
The following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub-heading under the “MANAGEMENT” heading in the summary section of the fund’s prospectus.
Sean Taylor, Chief Investment Officer APAC. Lead Portfolio Manager of the fund. Began managing the fund in 2014.
Linus Kwan, CFA, Senior Portfolio Manager & Team Lead Equity. Portfolio Manager of the fund. Began managing the fund in 2023.
Cecilia Lau, Portfolio Manager and Research Analyst. Portfolio Manager of the fund. Began managing the fund in 2023.
The following information replaces the existing similar disclosure contained under the “MANAGEMENT” heading in the “FUND DETAILS” section of the fund’s prospectus.
The following Portfolio Managers are jointly and primarily responsible for the day-to-day management of the fund.
Sean Taylor, Chief Investment Officer APAC. Lead Portfolio Manager of the fund. Began managing the fund in 2014.
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Global Head of Emerging Markets Equities: Hong Kong.
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Joined DWS in 2013 with 21 years of industry experience. Prior to his current role, he served as Investment Director at GAM, based in London and Dubai, and Head of International & Emerging Markets at Societe Generale.
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MBA, Manchester Business School.
Linus Kwan, CFA, Senior Portfolio Manager & Team Lead Equity. Portfolio Manager of the fund. Began managing the fund in 2023.
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Senior Portfolio Manager – Equity: Hong Kong.
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Joined DWS in 2016 with 16 years of industry experience. Prior to joining, he served as portfolio manager of various Asian and emerging markets funds at DNB Asset Management (Asia). Before this, he managed a regional long/short portfolio at Calypso Capital. Previously, he managed a pacific rim fund and had been a research analyst for China equities at Lombard Odier Darier Hentsch.
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BA in English & Translation and MBA from The Chinese University of Hong Kong.
Cecilia Lau, Portfolio Manager and Research Analyst. Portfolio Manager of the fund. Began managing the fund in 2023.
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Portfolio Manager and Research Analyst – Equity: Hong Kong.
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Joined DWS in 2019. Prior to her current role, she completed the DWS graduate training program.
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BSc in Risk Management and Business Intelligence from Hong Kong University of Science and Technology.
Please Retain This Supplement for Future Reference
April 25, 2023
PROSTKR23-14